INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	March 31,	March 31,
	2023	2022

At Toronto ESchool
High school registration and licenses, net acquisition cost	$218,728	$236,903
Deferred tax liability	31,246	33,843
	249,974	270,746
At Art Academy
High school registration and license, net acquisition cost	–	160,060
Impairment loss for year 2022	–	(160,060)
	–	–
At Conbridge College
Private College license, net acquisition cost	17,699	19,170
Brand name, net acquisition cost	–	22,408
Impairment loss for year 2022	–	(22,408)
	17,699	19,170
At Lowell Academy
Student list, net acquisition cost	–	10,404
Brand name, net acquisition cost	–	88,033
Impairment loss for year 2022	–	(98,437)
	–	–
At MTM Animation
Private College license, net acquisition cost	172,024	186,319
Brand name, net acquisition cost	429,301	464,974
Student list, net acquisition cost	97,535	140,852
	698,860	792,145

Intangible assets, net	$966,533	$1,082,061